Summary of Significant Accounting Policies (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2013
Predecessor
Entity Information [Line Items]
Schedule of Cash Flow, Supplemental Disclosures
Following is information related to interest paid as well as certain non-cash investing and financing activities:

	For the year ended December 31,
	2013	2012
In thousands
Supplemental Disclosure:
Cash payments for interest	8,564	4,946
Schedule of non-cash investing and financing activities:
Amortization of deferred financing costs—included as construction in progress	791	—
Additions to deferred financing costs included in due to parent and affiliates	963	—
Additions from a non-monetary transaction by the parent:
Restricted cash	4,850	—
Property and equipment	34,514	—
Debt and financing lease obligations	(31,482)	—
Deferred tax liability	(2,253)	—
Total non-cash contribution from parent	5,629	—
Additions to property and equipment	54,090	3,978
Additions to ARO assets and obligations	4,518	37
Principal payments on long-term debt from solar renewable energy certificates	622	712